Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance		$ 444,000
Corporate income tax rate	35.00%	21.00%	21.00%
Federal net operating loss carry forwards		$ 3,029,000	$ 1,474,000